SPDR® INDEX SHARES FUNDS

(the “Trust”)

Supplement dated January 16, 2026 to the Prospectus, Summary Prospectuses, and Statement of Additional Information (“SAI”),

each dated January 31, 2025, as may be supplemented from time to time.

Effective January 31, 2026 (the “Effective Date”), the fund name of each series of the Trust (the “Funds”) will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectus, Summary Prospectuses and SAI will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date
SPDR® Dow Jones® Global Real Estate ETF	State Street® SPDR® Dow Jones® Global Real Estate ETF

SPDR® Dow Jones® International Real Estate ETF	State Street® SPDR® Dow Jones® International Real Estate ETF

SPDR® EURO STOXX 50® ETF	State Street® SPDR® EURO STOXX 50® ETF

SPDR® MSCI ACWI Climate Paris Aligned ETF	State Street® SPDR® MSCI ACWI Climate Paris Aligned ETF

SPDR® MSCI ACWI ex-US ETF	State Street® SPDR® MSCI ACWI ex-US ETF

SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF	State Street® SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF

SPDR® MSCI EAFE StrategicFactorsSM ETF	State Street® SPDR® MSCI EAFE StrategicFactorsSM ETF

SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF	State Street® SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SPDR® MSCI Emerging Markets StrategicFactorsSM ETF	State Street® SPDR® MSCI Emerging Markets StrategicFactorsSM ETF

SPDR® MSCI World StrategicFactorsSM ETF	State Street® SPDR® MSCI World StrategicFactorsSM ETF

SPDR® Portfolio Developed World ex-US ETF	State Street® SPDR® Portfolio Developed World ex-US ETF

SPDR® Portfolio Emerging Markets ETF	State Street® SPDR® Portfolio Emerging Markets ETF

SPDR® Portfolio MSCI Global Stock Market ETF	State Street® SPDR® Portfolio MSCI Global Stock Market ETF

SPDR® Portfolio Europe ETF	State Street® SPDR® Portfolio Europe ETF

SPDR® S&P® China ETF	State Street® SPDR® S&P® China ETF

SPDR® S&P® Emerging Asia Pacific ETF	State Street® SPDR® S&P® Emerging Asia Pacific ETF

SPDR® S&P Emerging Markets Dividend ETF	State Street® SPDR® S&P Emerging Markets Dividend ETF

SPDR® S&P Emerging Markets ex-China ETF	State Street® SPDR® S&P Emerging Markets ex-China ETF

SPDR® S&P® Emerging Markets Small Cap ETF	State Street® SPDR® S&P® Emerging Markets Small Cap ETF

SPDR® S&P® Global Dividend ETF	State Street® SPDR® S&P® Global Dividend ETF

SPDR® S&P® Global Infrastructure ETF	State Street® SPDR® S&P® Global Infrastructure ETF

SPDR® S&P® Global Natural Resources ETF	State Street® SPDR® S&P® Global Natural Resources ETF

SPDR® S&P® International Dividend ETF	State Street® SPDR® S&P® International Dividend ETF

SPDR® S&P® International Small Cap ETF	State Street® SPDR® S&P® International Small Cap ETF

SPDR® S&P® North American Natural Resources ETF	State Street® SPDR® S&P® North American Natural Resources ETF

These changes will not result in any changes to the Funds’ Investment Objectives,

Principal Investment Strategies or Principal Risks of Investing in the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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